Sweeny Fractionator Acquisition	12 Months Ended
Dec. 31, 2015
Retrospective Adjustments For Common Control Transactions [Abstract]
Sweeny Fractionator Acquisition
Sweeny Fractionator Acquisition

On February 17, 2016, we entered into a Contribution, Conveyance and Assumption Agreement (CCAA) with subsidiaries of Phillips 66 to acquire a 25 percent controlling interest in Sweeny Frac LLC for total consideration of $236 million, consisting of the issuance of 412,823 common units of the Partnership to Phillips 66 PDI and the issuance of 8,425 general partner units of the Partnership to our general partner to maintain its 2 percent general partner interest in the Partnership, with an aggregate fair value of the common and general partner units of $24 million; and the assumption by the Partnership of a $212 million note payable to a subsidiary of Phillips 66. The Sweeny Fractionator Acquisition closed on March 1, 2016, with total transaction costs of $0.9 million, expensed as incurred. In connection with the Sweeny Fractionator Acquisition, we entered into various commercial agreements with Phillips 66 and amended the omnibus agreement and the operational services agreement with Phillips 66.

After this acquisition, Phillips 66 owns:

•	58,761,865 common units representing an aggregate 69.5 percent limited partner interest.

•	All of the incentive distribution rights.

•	1,691,850 general partner units, representing a 2.0 percent general partner interest.

Because the Sweeny Fractionator Acquisition was considered a transfer of businesses between entities under common control, the Acquired Assets were transferred at historical carrying value. The net book value of our 25 percent interest acquired was $283 million as of March 1, 2016. Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the Acquired Assets as if we owned the Acquired Assets for all periods presented.

We consolidate Sweeny Frac LLC as we determined that it is a variable interest entity (VIE) and we are the primary beneficiary. As the general partner of the partnership that owns Sweeny Frac LLC, we have the ability to control its financial interests, as well as the ability to direct the activities of Sweeny Frac LLC that most significantly impact its economic performance. The most significant assets of Sweeny Frac LLC that are available to settle its obligations are its net properties, plants and equipment of $1,132.8 million at December 31, 2015.

The following tables present our results of operations and financial position, recasted to give effect to the Sweeny Fractionator Acquisition. For each of the three years in the period ended December 31, 2015, and as of December 31, 2015 and 2014, the combined results of the Acquired Assets prior to the Sweeny Fractionator Acquisition are included in “Acquired Assets Predecessor.” Both our 25 percent interest and the remaining 75 percent interest (noncontrolling interests) in Sweeny Frac LLC are included in “Net income (loss) attributable to Predecessors” in the consolidated statement of income and “Net investment—Predecessors” in the consolidated balance sheet. “Net income (loss) attributable to Predecessors” includes losses of $14.3 million, $2.3 million and $5.7 million attributable to noncontrolling interests in 2015, 2014, and 2013, respectively. “Net investment—Predecessors” includes $800.2 million and $322.4 million attributable to noncontrolling interests at December 31, 2015, and 2014, respectively.

	Millions of Dollars
	Year Ended December 31, 2015
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$260.6	13.3	273.9
Operating revenues—third parties	5.0	—	5.0
Equity in earnings of affiliates	77.1	—	77.1
Other income	5.4	—	5.4
Total revenues and other income	348.1	13.3	361.4

Costs and Expenses
Operating and maintenance expenses	62.2	21.9	84.1
Depreciation	21.8	3.7	25.5
General and administrative expenses	26.6	4.1	30.7
Taxes other than income taxes	9.0	2.6	11.6
Interest and debt expense	33.9	—	33.9
Other expenses	0.1	—	0.1
Total costs and expenses	153.6	32.3	185.9
Income (loss) before income taxes	194.5	(19.0)	175.5
Provision for income taxes	0.3	0.1	0.4
Net Income (Loss)	194.2	(19.1)	175.1
Less: Net loss attributable to Predecessors	—	(19.1)	(19.1)
Net Income Attributable to the Partnership	$194.2	—	194.2

	Millions of Dollars
	Year Ended December 31, 2014
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$222.9	—	222.9
Operating revenues—third parties	6.1	—	6.1
Other income	0.1	—	0.1
Total revenues and other income	229.1	—	229.1

Costs and Expenses
Operating and maintenance expenses	52.5	1.7	54.2
Depreciation	16.2	—	16.2
General and administrative expenses	25.6	1.3	26.9
Taxes other than income taxes	4.2	—	4.2
Interest and debt expense	5.3	—	5.3
Other expenses	0.1	—	0.1
Total costs and expenses	103.9	3.0	106.9
Income (loss) before income taxes	125.2	(3.0)	122.2
Provision for income taxes	0.8	—	0.8
Net Income (Loss)	124.4	(3.0)	121.4
Less: Net income (loss) attributable to Predecessors	8.4	(3.0)	5.4
Net Income Attributable to the Partnership	$116.0	—	116.0

	Millions of Dollars
	Year Ended December 31, 2013
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$181.9	—	181.9
Operating revenues—third parties	5.1	—	5.1
Other income	0.2	—	0.2
Total revenues and other income	187.2	—	187.2

Costs and Expenses
Operating and maintenance expenses	52.2	7.6	59.8
Depreciation	14.3	—	14.3
General and administrative expenses	18.4	—	18.4
Taxes other than income taxes	4.8	—	4.8
Interest and debt expense	0.3	—	0.3
Total costs and expenses	90.0	7.6	97.6
Income (loss) before income taxes	97.2	(7.6)	89.6
Provision for income taxes	0.5	—	0.5
Net Income (Loss)	96.7	(7.6)	89.1
Less: Net income (loss) attributable to Predecessors	67.8	(7.6)	60.2
Net Income Attributable to the Partnership	$28.9	—	28.9

	Millions of Dollars
	As of December 31, 2015
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$48.0	2.3	50.3
Accounts receivable—related parties	21.4	—	21.4
Accounts receivable—third parties	3.3	—	3.3
Materials and supplies	2.5	2.0	4.5
Other current assets	2.2	2.0	4.2
Total Current Assets	77.4	6.3	83.7
Equity investments	944.9	—	944.9
Net properties, plants and equipment	492.4	1,132.8	1,625.2
Goodwill	2.5	—	2.5
Deferred rentals—related parties	5.6	—	5.6
Deferred tax assets	—	0.1	0.1
Other assets	0.7	—	0.7
Total Assets	$1,523.5	1,139.2	2,662.7

Liabilities
Accounts payable—related parties	$3.9	—	3.9
Accounts payable—third parties	8.3	58.6	66.9
Payroll and benefits payable	—	0.7	0.7
Accrued property and other taxes	5.1	2.4	7.5
Accrued interest	15.1	1.8	16.9
Current portion of accrued environmental costs	0.8	—	0.8
Deferred revenues—related parties	4.4	0.2	4.6
Other current liabilities	0.1	—	0.1
Total Current Liabilities	37.7	63.7	101.4
Notes payable—related party	—	241.0	241.0
Long-term debt	1,090.7	—	1,090.7
Asset retirement obligations	3.4	—	3.4
Accrued environmental costs	0.8	—	0.8
Deferred income taxes	0.3	—	0.3
Deferred revenues—related parties—long-term	0.5	10.4	10.9
Total Liabilities	1,133.4	315.1	1,448.5

Equity
Net investment—Predecessors	—	824.1	824.1
Common unitholders—public	808.9	—	808.9
Common unitholder—Phillips 66	233.0	—	233.0
General partner—Phillips 66	(650.3)	—	(650.3)
Accumulated other comprehensive loss	(1.5)	—	(1.5)
Total Equity	390.1	824.1	1,214.2
Total Liabilities and Equity	$1,523.5	1,139.2	2,662.7

	Millions of Dollars
	As of December 31, 2014
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$8.3	7.6	15.9
Accounts receivable—related parties	21.5	—	21.5
Accounts receivable—third parties	1.5	—	1.5
Materials and supplies	2.2	—	2.2
Other current assets	2.7	—	2.7
Total Current Assets	36.2	7.6	43.8
Net properties, plants and equipment	485.1	525.5	1,010.6
Goodwill	2.5	—	2.5
Intangibles	8.4	—	8.4
Deferred rentals—related parties	5.9	—	5.9
Deferred tax assets	0.5	—	0.5
Other assets	0.9	—	0.9
Total Assets	$539.5	533.1	1,072.6

Liabilities
Accounts payable—related parties	$18.0	—	18.0
Accounts payable—third parties	10.2	102.2	112.4
Payroll and benefits payable	—	0.2	0.2
Accrued property and other taxes	2.7	0.4	3.1
Accrued interest	1.9	1.7	3.6
Deferred revenues—related parties	0.6	—	0.6
Other current liabilities	0.3	—	0.3
Total Current Liabilities	33.7	104.5	138.2
Notes payable—related parties	411.6	88.0	499.6
Long-term debt	18.0	—	18.0
Asset retirement obligations	3.5	—	3.5
Deferred revenues—related parties—long-term	0.5	—	0.5
Total Liabilities	467.3	192.5	659.8

Equity
Net investment—Predecessors	—	340.6	340.6
Common unitholders—public	415.3	—	415.3
Common unitholder—Phillips 66	57.1	—	57.1
Subordinated unitholder—Phillips 66	116.8	—	116.8
General partner—Phillips 66	(517.0)	—	(517.0)
Total Equity	72.2	340.6	412.8
Total Liabilities and Equity	$539.5	533.1	1,072.6